Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 17, 2014
Document Effective Date	Jan. 28, 2014
Prospectus Date	Jan. 28, 2014
Bushido Capital Long/Short Fund | Investor Class Shares
Risk/Return:
Trading Symbol	BCLSX
Bushido Capital Long/Short Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	BSHDX